                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31 , 2000.
                                                       ---------

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

White Mountains Insurance Group, Ltd.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


80 South Main Street                   Hanover     New Hampshire     03755-2053
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Business Address          (Street)     (City)        (State)           (Zip)

Michael S. Paquette    (603) 640-2205       Senior Vice President and Controller
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Hanover and State of New Hampshire on the 11th day
of May , 2000.               ------               -------------
   ----

                                        White Mountains Insurance Group, Ltd.
                                    --------------------------------------------
                                      (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:       Name:                   13F File No.:
--------------------------------------------   -----------------   ----------------------  ----------------
1. Folksamerica Holding Company, Inc.          028-07388
--------------------------------------------   -----------------   ----------------------  ----------------
2. White Mountains Facilities, Ltd..
--------------------------------------------   -----------------   ----------------------  ----------------
3. White Mountains Services Corp.              028-04947
--------------------------------------------   -----------------   ----------------------  ----------------

--------------------------------------------   -----------------   ----------------------  ----------------

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                           FORM 13F FOR MARCH 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
                                               Title      CUSIP      Fair Market   Number of  Investment Discretion
                    Name of Issuer           of class     Number        Value        Shares  Sole   Shared    Other  Managers *
--------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd.                                       ORD     G0070K103     4,368,416    190,969           x **                3
Affiliated Computer Services                   CL A     008190100       226,256      6,800           x **                1
AMBAC Financial Group, Inc.                     COM     023139108       390,406      7,750           x **                1
America Online, Inc.                            COM     02364J104       950,250     14,000           x **                1
American International Group, Inc.              COM     026874107     3,148,125     28,750           x **                1
Aon Corp.                                       COM     037389103       480,525     14,900           x **                1
Berkley, W.R. Corp                              COM     084423102       136,069      5,900           x **                1
Berkshire Hathaway Inc.                        CL A     084670108     5,720,000        100    x                          2
Berkshire Hathaway Inc.                        CL A     084670108    16,874,000        295           x **                1
Berkshire Hathaway Inc.                        CL B     084670207       950,040        522           x **                1
Berkshire Hathaway Inc.                        CL B     084670207    15,542,800      8,540           x **                1
Bisys Group, Inc.                               COM     055472104     1,323,350     19,900           x **                1
Bristol Myers Squibb Co.                        COM     110122108     2,215,875     38,000           x **                1
Carnival Corp.                                  COM     143658102       230,976      9,600           x **                1
Cisco Systems, Inc.                             COM     17275R102     7,731,250    100,000           x **                1
Citigroup Inc.                                  COM     172967101     3,592,500     60,000           x **                1
Coca Cola Co.                                   COM     191216100     1,361,188     29,000           x **                1
Concord EFS Inc.                                COM     206197105       183,500      8,000           x **                1
Dell Computer                                   COM     247025109     3,236,250     60,000           x **                1
EMC Corporation                                 COM     268648102     5,040,000     40,000           x **                1
Federal National Mortgage Association           COM     313586109       774,906     13,700           x **                1
Financial Security Assurance Holdings, Ltd.     COM     31769P100   509,899,769  6,943,316           x **                3
Fidelity National Financial, Inc.               COM     316326107     5,193,501    376,000           x **                1
First Data Corp.                                COM     319963104       508,094     11,450           x **                1
General Electric Co.                            COM     369604103     5,913,750     38,000           x **                1
Gillette Company                                COM     375766102     3,957,188    105,000           x **                1
Home Depot Inc.                                 COM     437076102     3,670,050     56,900           x **                1
IMS Health                                      COM     449934108       348,400     20,200           x **                1
Intel Corp.                                     COM     458140100     1,319,375     10,000           x **                1
Intuit Inc.                                     COM     461202103     1,636,688     30,100           x **                1
John Hancock Financials                         COM     41014S106       568,969     31,500           x **                1
Johnson & Johnson                               COM     478160104     2,669,500     38,000           x **                1
Lasalle Re Holdings Ltd.                        ORD     G5383Q101       153,180     11,040           x **                1
Lexmark International                          CL A     529771107     2,696,625     25,500           x **                1
Loral Space & Communications Ltd                COM     G56462107       961,875     95,000           x **                1
Lucent Technologies                             COM     549463107     2,824,875     46,500           x **                1
Marsh & McLennan Cos., Inc.                     COM     571748102       761,156      6,900           x **                1
MCI Worldcom, Inc.                              COM     55268B106     2,832,031     62,500           x **                1
Microsoft Corp                                  COM     594918104     2,868,750     27,000           x **                1
Motorola                                        COM     620076109     2,920,000     20,000           x **                1
Nordstrom Inc.                                  COM     655664100     1,475,000     50,000           x **                1
Partner Re Ltd.                                 COM     G6852T105       456,475     12,400           x **                1
Pfizer Inc.                                     COM     717081103     2,193,750     60,000           x **                1
PXRE Group, Ltd.                                COM     G73018106     1,844,500    108,500    x                          2
PXRE Group, Ltd.                                COM     G73018106     4,115,700    242,100           x **                4
PXRE Group, Ltd.                                COM     G73018106       238,000     14,000           x **                1
Qualcomm, Inc.                                  COM     747525103     2,986,250     20,000           x **                1
Reinsurance Group America Inc.                  COM     759351109       147,995      6,215           x **                1
Schering-Plough Corp.                           COM     806605101     2,745,225     74,700           x **                1
Torchmark Corp.                                 COM     891027104      $272,875     11,800           x **                1
Travelers Property and Casualty                CL A     893939108        96,938      2,350           x **                1
Waddell & Reed Financial Inc.                  CL A     930059100     1,074,738     25,400           x **                1
Wal-Mart Stores, Inc.                           COM     931142103     2,983,200     52,800           x **                1
Walt Disney Co.                             COM DISNEY  254687106     4,001,250     97,000           x **                1
XL Capital Ltd.                                CL A     G98255105       831,456     15,015           x **                1
                                                                  --------------
                                                                  $ 651,643,806
                                                                  ==============

------------------------------------------------------------------------------
                                                     Voting Authority (Shares)
                    Name of Issuer                    Sole        Shared
------------------------------------------------------------------------------
ACE, Ltd.                                                        190,969
Affiliated Computer Services                                       6,800
AMBAC Financial Group, Inc.                                        7,750
America Online, Inc.                                              14,000
American International Group, Inc.                                28,750
Aon Corp.                                                         14,900
Berkley, W.R. Corp                                                 5,900
Berkshire Hathaway Inc.                                100
Berkshire Hathaway Inc.                                              295
Berkshire Hathaway Inc.                                              522
Berkshire Hathaway Inc.                                            8,540
Bisys Group, Inc.                                                 19,900
Bristol Myers Squibb Co.                                          38,000
Carnival Corp.                                                     9,600
Cisco Systems, Inc.                                              100,000
Citigroup Inc.                                                    60,000
Coca Cola Co.                                                     29,000
Concord EFS Inc.                                                   8,000
Dell Computer                                                     60,000
EMC Corporation                                                   40,000
Federal National Mortgage Association                             13,700
Financial Security Assurance Holdings, Ltd.                    6,943,316
Fidelity National Financial, Inc.                                376,000
First Data Corp.                                                  11,450
General Electric Co.                                              38,000
Gillette Company                                                 105,000
Home Depot Inc.                                                   56,900
IMS Health                                                        20,200
Intel Corp.                                                       10,000
Intuit Inc.                                                       30,100
John Hancock Financials                                           31,500
Johnson & Johnson                                                 38,000
Lasalle Re Holdings Ltd.                                          11,040
Lexmark International                                             25,500
Loral Space & Communications Ltd                                  95,000
Lucent Technologies                                               46,500
Marsh & McLennan Cos., Inc.                                        6,900
MCI Worldcom, Inc.                                                62,500
Microsoft Corp                                                    27,000
Motorola                                                          20,000
Nordstrom Inc.                                                    50,000
Partner Re Ltd.                                                   12,400
Pfizer Inc.                                                       60,000
PXRE Group, Ltd.                                   108,500
PXRE Group, Ltd.                                                 242,100
PXRE Group, Ltd.                                                  14,000
Qualcomm, Inc.                                                    20,000
Reinsurance Group America Inc.                                     6,215
Schering-Plough Corp.                                             74,700
Torchmark Corp.                                                   11,800
Travelers Property and Casualty                                    2,350
Waddell & Reed Financial Inc.                                     25,400
Wal-Mart Stores, Inc.                                             52,800
Walt Disney Co.                                                   97,000
XL Capital Ltd.                                                   15,015




*  MANAGERS

1   =   Folksamerica Holding Company, Inc.           (FORM 13F filed separately)
2   =   White Mountains Insurance Group, Ltd.        (FORM 13F filed separately)
3   =  White Mountains Services Corporation          (FORM 13F filed separately)
4   =   White Mountains Facilities, Ltd.             (FORM 13F filed separately)


** Investment discretion shared with indirect wholly owned insurance subsidiaries